Goodwill, Product Rights and Other Intangible Assets - Intangible Assets with Definite and Indefinite Lives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangibles with definite lives:
Intangibles with definite lives, gross	$ 5,378.8	$ 2,684.1
Less accumulated amortization	(2,055.3)	(1,566.0)
Intangibles with definite lives, Net	3,323.5	1,118.1
Intangibles with indefinite lives:
Intangibles with indefinite lives, gross	460.8	495.5
Total product rights and related intangibles, net	3,784.3	1,613.6
Product rights and other related intangibles [Member]
Intangibles with definite lives:
Intangibles with definite lives, gross	5,117.6	2,582.5
Core technology [Member]
Intangibles with definite lives:
Intangibles with definite lives, gross	92.2	52.5
Customer relationships [Member]
Intangibles with definite lives:
Intangibles with definite lives, gross	169.0	49.1
IPR&D [Member]
Intangibles with indefinite lives:
Intangibles with indefinite lives, gross	384.6	419.3
Tradename [Member]
Intangibles with indefinite lives:
Intangibles with indefinite lives, gross	$ 76.2	$ 76.2